Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance SO (Detail)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	217,508	181,008	147,359
Exercisable	217,508	181,008	147,359
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	2,461,570	2,133,100	1,160,000
Exercisable	847,464	755,650	85,000
Share Option [member] | Exercise Price of Euro 7.57 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	203,000	471,000	471,000
Exercisable	203,000	471,000
Exercise price, outstanding	€ 7.57	€ 7.57	€ 7.57
Exercise price, Exercisable	€ 7.57
Share Option [member] | Exercise Price of Euro 19.01 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	40,000	40,000	40,000
Exercisable	40,000	40,000	40,000
Exercise price, outstanding	€ 19.01	€ 19.01	€ 19.01
Exercise price, Exercisable	€ 19.01
Share Option [member] | Exercise Price of Euro 48.90 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	120,000	120,000	120,000
Exercisable	90,000	75,000	45,000
Exercise price, outstanding	€ 48.90	€ 48.90	€ 48.90
Exercise price, Exercisable	€ 48.90
Share Option [member] | Exercise Price of Euro 66.06 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	170,000	170,000	170,000
Exercisable	127,500	85,000
Exercise price, outstanding	€ 66.06	€ 66.06	€ 66.06
Exercise price, Exercisable	€ 66.06
Share Option [member] | Exercise Price of Euro 65.68 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	75,000	75,000	75,000
Exercisable	37,500	18,750
Exercise price, outstanding	€ 65.68	€ 65.68
Exercise price, Exercisable	€ 65.68
Share Option [member] | Exercise Price of Euro 62.82 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	22,000	33,000	33,000
Exercisable	11,000	8,250
Exercise price, outstanding	€ 62.82	€ 62.82
Exercise price, Exercisable	62.82
Share Option [member] | Exercise Price of Euro 59.04 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding		22,000	22,000
Exercisable		5,500
Exercise price, outstanding	59.04	€ 59.04
Exercise price, Exercisable	€ 59.04
Share Option [member] | Exercise Price of Euro 53.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	87,500	101,300	110,000
Exercisable	54,687	24,425
Exercise price, outstanding	€ 53.96	€ 53.96
Exercise price, Exercisable	€ 53.96
Share Option [member] | Exercise Price of Euro 62.24 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	10,000	10,000	10,000
Exercisable	5,000	2,500
Exercise price, outstanding	€ 62.24	€ 62.24
Exercise price, Exercisable	€ 62.24
Share Option [member] | Exercise Price of Euro 62.80 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,300	9,300	9,300
Exercisable	4,650	2,325
Exercise price, outstanding	€ 62.80	€ 62.80
Exercise price, Exercisable	€ 62.80
Share Option [member] | Exercise Price of Euro 64.39 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,300	9,300	16,500
Exercisable	4,650	2,325
Exercise price, outstanding	€ 64.39	€ 64.39
Exercise price, Exercisable	€ 64.39
Share Option [member] | Exercise Price of Euro 68.33 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	8,300	8,300	8,300
Exercisable	4,150	2,075
Exercise price, outstanding	€ 68.33	€ 68.33
Exercise price, Exercisable	€ 68.33
Share Option [member] | Exercise Price of Euro 69.75 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	51,995	72,900	74,960
Exercisable	25,997	18,225
Exercise price, outstanding	€ 69.75	€ 69.75
Exercise price, Exercisable	€ 69.75
Share Option [member] | Exercise price of Euro 66.35 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	1,100	1,100
Exercisable	550	275
Exercise price, outstanding	€ 66.35
Exercise price, Exercisable	€ 66.35
Share Option [member] | Exercise price of Euro 66.11 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	19,100	19,100
Exercisable	7,162
Exercise price, outstanding	€ 66.11
Exercise price, Exercisable	€ 66.11
Share Option [member] | Exercise price of Euro 66.25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,200	7,200
Exercisable	2,700
Exercise price, outstanding	€ 66.25
Exercise price, Exercisable	€ 66.25
Share Option [member] | Exercise price of Euro 60.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,200	16,500
Exercisable	2,700
Exercise price, outstanding	€ 60.77
Exercise price, Exercisable	€ 60.77
Share Option [member] | Exercise price of Euro 59.05 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	91,000	118,500
Exercisable	34,125
Exercise price, outstanding	€ 59.05
Exercise price, Exercisable	€ 59.05
Share Option [member] | Exercise price of Euro 60.54 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	111,600	111,600
Exercisable	41,850
Exercise price, outstanding	€ 60.54
Exercise price, Exercisable	€ 60.54
Share Option [member] | Exercise price of Euro 71.61 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,200	30,900
Exercisable	1,800
Exercise price, outstanding	€ 71.61
Exercise price, Exercisable	€ 71.61
Share Option [member] | Exercise price of Euro 74.22 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	45,400	52,600
Exercisable	11,350
Exercise price, outstanding	€ 74.22
Exercise price, Exercisable	€ 74.22
Share Option [member] | Exercise price of Euro 39.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	540,075	625,200
Exercisable	135,018
Exercise price, outstanding	€ 39.00
Exercise price, Exercisable	€ 39.00
Share Option [member] | Exercise price of Euro 38.18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	8,300	8,300
Exercisable	2,075
Exercise price, outstanding	€ 38.18
Exercise price, Exercisable	€ 38.18
Share Option [member] | Exercise price forty three point six zero [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	8,300
Exercise price, outstanding	€ 43.60
Share Option [member] | Exercise price thirty eight point six four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	16,500
Exercise price, outstanding	€ 38.64
Share Option [member] | Exercise price forty point eighty four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	16,500
Exercise price, outstanding	€ 40.84
Share Option [member] | Exercise price thirty eight point nine two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	23,600
Exercise price, outstanding	€ 38.92
Share Option [member] | Exercise price thirty seven point two two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	50,000
Exercise price, outstanding	€ 37.22
Share Option [member] | Exercise price thirty three point eight one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	28,800
Exercise price, outstanding	€ 33.81
Share Option [member] | Exercise price thirty two point nine zero [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	33,500
Exercise price, outstanding	€ 32.90
Share Option [member] | Exercise price thirty six point nine six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	65,000
Exercise price, outstanding	€ 36.96
Share Option [member] | Exercise price forty point nine four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	80,900
Exercise price, outstanding	€ 40.94
Share Option [member] | Exercise price thirty seven point two eight [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	76,700
Exercise price, outstanding	€ 37.28
Share Option [member] | Exercise price thirty two point five seven [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	26,000
Exercise price, outstanding	€ 32.57
Share Option [member] | Exercise price thirty point zero two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	350,000
Exercise price, outstanding	€ 30.02
Share Option [member] | Exercise price twenty seven point nine six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	34,000
Exercise price, outstanding	€ 27.96
Share Option [member] | Exercise price thirty seven point two four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,200
Exercise price, outstanding	€ 37.24